Taxation - Tax Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Taxation [Line Items]
Income tax receivable - current	$ 4,514	$ 0
Trade and Other Payables	$ 57	$ 1,260